Earnings per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 21, 2023	Dec. 31, 2022
Earnings per Share
Net Income (loss)	$ (31,964,469)	$ (1,712,176)	$ 16,371,134	$ 16,371,134	$ (487,493)
Weighted average shares outstanding basic	22,898,487	22,812,048		13,671,376	13,387,344
Add: dilutive effect of stock options, SARs and Airship warrants				6,719,287
Weighted average shares outstanding diluted				20,390,663	13,387,344
Income (loss) per share basic				$ 1.20	$ (0.04)
Income (loss) per share Diluted				$ 0.80	$ (0.04)